Commitments and Contingencies (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended	0 Months Ended	12 Months Ended		5 Months Ended	23 Months Ended	0 Months Ended		1 Months Ended			0 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Feb. 28, 2011 Predecessor item	Apr. 15, 2013 Merion Capital, L.P	Dec. 31, 2012 Merion Capital, L.P	Sep. 30, 2013 Merion Capital, L.P	May 24, 2011 Merion Capital, L.P Class A common stock Predecessor	Mar. 10, 2010 AMR Predecessor item	Sep. 12, 2006 Violation of the federal anti-kickback statute Predecessor	Sep. 12, 2006 Violation of the federal anti-kickback statute AMR Predecessor	Sep. 30, 2006 Violation of the federal anti-kickback statute AMR Predecessor	May 31, 2011 Subpoena from the DOJ Predecessor	May 31, 2011 Subpoena from the DOJ AMR	May 20, 2011 Subpoena from the DOJ AMR Predecessor
Commitments and Contingencies
Amount paid for settlement									$ 9	$ 9
Term of CIA											5 years	5 years	5 years
Settlement amount to resolve the claims				52.1										2.7
Outstanding letters of credit	130.2	87.8
Number of lawsuits purporting to be class actions filed								4
Number of purported class actions relating to the transactions contemplated by the agreement and plan of merger			11
Number of purported class actions filed in the Delaware Court of Chancery and consolidated into one action			7
Number of purported class actions filed in the District Court, Arapahoe County, Colorado			2
Number of actions voluntarily dismissed without prejudice by the plaintiffs	2
Accrued interest included in reserve for unpaid merger consideration					3.5	1.9
Number of purported class actions filed in the U.S. District Court for the District of Colorado and consolidated			2
Number of shares of common stock owned							599,000
Reserve for unpaid merger consideration					$ 41.8